Capital Stock	12 Months Ended
Dec. 28, 2013
Capital Stock [Abstract]
Capital Stock
Capital Stock
Shares Authorized and Issued  Authorized preferred stock consists of 25.0 million shares, of which none were outstanding during 2013, 2012 or 2011. Authorized common stock consists of 1.5 billion shares at $0.01 par value per share. Common stock outstanding at year-end 2013 was 230.1 million shares (net of 14.1 million shares of treasury stock) and 239.5 million shares at year-end 2012 (net of 365.8 million shares of treasury stock).
Shares Repurchased  Safeway repurchased 19.5 million shares of common stock at an average cost of $33.93 per share and a total cost of $663.7 million (including commissions) during 2013, 57.6 million shares at an average cost of $21.51 and a total cost of $1,240.3 million (including commissions) during 2012 and 76.1 million shares at an average cost of $20.85 and a total cost of $1,588.2 million (including commissions)during 2011.
Retirement of Treasury Stock In 2013, the Company retired 371.6 million shares of its repurchased common stock. The par value of the repurchased shares was charged to common stock with the excess purchase price over par value allocated between paid-in capital and retained earnings.
Stockholder Rights Plan  In September 2013, Safeway adopted a one-year stockholder rights plan. Under the plan, one preferred stock purchase right was distributed for each share of common stock held by stockholders of record on September 30, 2013. Under certain circumstances, the rights will become exercisable and each right will entitle stockholders to buy one one-thousandth of a share of Series A Junior Participating Preferred Stock of the Company at an exercise price of $100. In general, the rights become exercisable at the close of business on the tenth business day following (i) public announcement that a person or group acquired 10% (15% in the case of a passive institutional investor) or more of our common stock or (ii) commencement or announcement of a tender offer for 10% (15% in the case of a passive institutional investor) or more of our common stock. The Company's Board of Directors is entitled to redeem the rights at $0.01 per right at any time before a person or group has acquired 10% or more (15% or more in the case of a passive institutional investor) of the outstanding common stock. The rights will expire on September 15, 2014, subject to the Company's right to extend such date, unless earlier redeemed or exchanged by the Company or terminated.
Subject to limited exceptions, if a person or group acquires 10% or more of the outstanding common stock (15% or more in the case of a passive institutional investor) of the Company (including in the form of synthetic ownership through derivative positions), each right (other than those held by that person or group) will become exercisable and entitle its holder to purchase, at the right's then-current exercise price, a number of shares of common stock having a market value at that time of twice the right's exercise price. If the Company is acquired in a merger or other business combination transaction that has not been approved by the Board of Directors after the rights become exercisable, each right will entitle its holder to purchase, at the right's then-current exercise price, a number of shares of the acquiring company's common stock having a market value at that time of twice the right's exercise price.
Stock Option Plans  Under Safeway’s stock option plans, the Company may grant incentive and non-qualified options to purchase common stock at an exercise price equal to or greater than the fair market value at the grant date. Options generally vest over four or five years. Vested options are exercisable in part or in full at any time prior to the expiration date of six to 10 years from the date of the grant.
1999 Amended and Restated Equity Participation Plan  Under the 1999 Amended and Restated Equity Participation Plan (the “1999 Plan”), options generally vest over four, five or seven years. Although the 1999 Plan remains in full force and effect, there will be no more grants under this plan. Vested options are exercisable in part or in full at any time prior to the expiration date of six to 10 years from the date of the grant. Shares issued as a result of stock option exercises will be funded with the issuance of new shares. The 2007 Equity and Incentive Award Plan (the “2007 Plan”) and the 2011 Equity and Incentive Award Plan (the "2011 Plan"), discussed below, succeed the 1999 Plan.
2007 Equity and Incentive Award Plan  In May 2007, the stockholders of Safeway approved the 2007 Plan. Under the 2007 Plan, Safeway may grant or issue stock options, stock appreciation rights, restricted stock units, deferred stock, dividend equivalents, performance awards and stock payments, or any combination thereof. Safeway may grant incentive and non-qualified options to purchase common stock at an exercise price equal to or greater than the fair market value at the grant date. Options to purchase 7.6 million shares were available for grant at December 28, 2013 under this plan. Shares issued as a result of the 2007 Plan may be treasury shares, authorized but unissued shares or shares purchased in the open market.
2011 Equity and Incentive Award Plan In May 2011, the stockholders of Safeway approved the 2011 Plan. Under the 2011 Plan, Safeway may grant or issue stock options, stock appreciation rights, restricted stock, restricted stock units, deferred stock, dividend equivalents, performance awards and stock payments, or any combination thereof to participants other than Safeway's Chief Executive Officer. Safeway may grant incentive and non-qualified options to purchase common stock at an exercise price equal to or greater than the fair market value at the grant date. At December 28, 2013, 8.7 million shares of common stock were available for issuance under this plan. Shares issued as a result of the 2011 Plan may be treasury shares, authorized but unissued shares or shares purchased in the open market.
Restricted Stock  The Company awarded 747,708 shares, 695,816 shares and 1,470,625 shares of restricted stock in 2013, 2012 and 2011, respectively, to certain officers and key employees. These shares vest over a period of between three to five years and are subject to certain transfer restrictions and forfeiture prior to vesting. Deferred stock compensation, representing the fair value of the stock at the measurement date of the award, is amortized to compensation expense over the vesting period. The amortization of restricted stock resulted in compensation expense for continuing operations of $15.8 million in 2013, $13.1 million in 2012 and $10.5 million in 2011.
Performance Share Awards In 2013 and 2012, Safeway granted performance share awards to certain executives. These performance share awards, covering a target of approximately 1.2 million shares in 2013 and 1.1 million shares in 2012, will vest over three years and are subject to the achievement of earnings per share goals determined on a compound annual growth rate basis relative to the S&P 500. If these goals are achieved above a certain level and Safeway meets certain Total Shareholder Return criteria, certain executives may receive additional shares of stock above the target number of performance shares, subject to a specified maximum. Likewise, executives may earn less than the target number of performance shares. The Company recorded $14.9 million in expense in 2013 and $9.8 million in expense in 2012 related to these awards based on the expected achievement of the performance target. The payouts related to all active awards, if earned, will be settled in the Company’s common stock after the end of each performance period.
 Activity in the Company’s stock option plans for the year ended December 28, 2013 was as follows:

	Options	Weighted- average exercise price	Aggregate intrinsic value (in millions)
Outstanding, beginning of year	24,097,393	$25.92	$0.9
2013 Activity:
Granted	2,334,583	24.68
Canceled	(9,087,473)	30.03
Exercised	(9,615,848)	25.02
Outstanding, end of year	7,728,655	$21.85	$82.3
Exercisable, end of year (1)	3,168,122	$21.57	$34.6
Vested and expected to vest, end of year (2)	6,424,628	$21.69	$69.5

(1)	The remaining weighted-average contractual life of these options is 4.7 years.

(2)	The remaining weighted-average contractual life of these options is 6.1 years.

Weighted-average fair value of options granted during the year:
2011	$5.87
2012	4.50
2013	6.67

The total intrinsic value of options exercised was $47.0 million in 2013, $0.7 million in 2012 and $9.7 million in 2011. As of year-end 2013, there was $57.8 million of total unrecognized compensation cost related to nonvested stock-based compensation arrangements granted under the Company’s stock option plans. That cost is expected to be recognized over a weighted-average period of 2.6 years.
Additional Stock Plan Information  Safeway accounts for stock-based employee compensation in accordance with generally accepted accounting principles for stock compensation. The Company determines fair value of such awards using the Black-Scholes option pricing model. The following weighted-average assumptions used, by year, to value Safeway’s grants are as follows:

	2013			2012			2011
Expected life (in years)	6.25	–	6.5	6.25	–	6.5		6.5
Expected stock volatility	31.6%	–	33.0%	30.6%	–	33.9%	29.8%	–	34.1%
Risk-free interest rate	1.1%	–	2.1%	0.9%	–	1.3%	1.5%	–	2.7%
Expected dividend yield during the expected term	3.5%	–	4.0%	2.8%	–	3.7%	2.2%	–	2.7%

The expected term of the awards was determined utilizing the “simplified method” outlined in SEC Staff Accounting Bulletin No. 107 that utilizes the following formula: (vesting term + original contract term)/2.  Expected stock volatility was determined based upon a combination of historical volatility for periods preceding the measurement date and estimates of implied volatility based upon open interests in traded option contracts on Safeway common stock.  The risk-free interest rate was based on the yield curve in effect at the time the options were granted, using U.S. constant maturities over the expected life of the option.  Expected dividend yield is based on Safeway’s dividend policy at the time the options were granted.
The following table summarizes information about unvested Safeway restricted stock as of December 28, 2013:

	Awards	Weighted- average grant date fair value
Unvested, beginning of year	2,412,830	$22.16
Granted	747,708	23.43
Vested	(672,657)	22.31
Canceled	(255,618)	23.01
Unvested, end of year	2,232,263	$22.45

At the date of vest, the fair value of restricted stock awards vested during the year was $16.4 million in 2013, $14.2 million in 2012 and $6.6 million in 2011. At December 28, 2013, there was $36.2 million of total unrecognized compensation cost related to non-vested restricted stock awards. The cost is expected to be recognized over a weighted average period of 2.7 years.
Total share-based compensation expenses for continuing operations recognized as a component of operating and administrative expense is as follows (in millions):

	2013	2012	2011
Share-based compensation expense	$50.4	$48.4	$44.4
Income tax benefit	(19.6)	(18.7)	(17.2)
Share-based compensation expense recognized in earnings, net of tax	$30.8	$29.7	$27.2